Additional Financial Information of Parent Company, Financial Statements Schedule I - Condensed Statements of Cash flows (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Cash flows from operating activities:
Net income (loss) attributable to Noah Holding Limited shareholders	¥ (745,225)	$ (114,212)	¥ 829,151	¥ 811,297
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation	59,789	9,163	94,897	112,763
Income from equity in subsidiaries and VIEs	(100,257)	(15,365)	(115,809)	(14,469)
Income from equity in affiliates, net of dividends	(60,397)	(9,256)	(39,964)	(14,469)
Share-based settlement expense	1,290,811	197,825
Changes in operating assets and liabilities:
Amount due from related parties	14,990	2,297	12,851	(56,747)
Other current assets	(96,832)	(14,840)	69,992	18,512
Deferred tax assets	(67,330)	(10,319)	(62,364)	(40,730)
Contingent liabilities	530,433	81,292
Other current liabilities	(361,210)	(55,357)	16,356	201,644
Other non-current liabilities	(2,578)	(395)	(32,285)	(77,942)
Net cash provided by operating activities	796,353	122,045	1,288,233	1,029,386
Cash flows from investing activities:
Proceeds from long-term investments	26,606	4,078	231,171	151,434
Net cash (used in) provided by investing activities	352,584	54,037	(182,012)	(395,677)
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	33,372	5,114	31,686	45,896
Payment for repurchase of ordinary shares	(281,610)	(43,158)
Net cash provided by (used in) financing activities	(371,422)	(56,923)	543,311	109,825
Effect of exchange rate changes	(148,745)	(22,796)	37,811	56,304
Net increase in cash and cash equivalents	628,770	96,363	1,687,343	799,838
Cash, cash equivalents and restricted cash-beginning of the year	4,393,934	673,400	2,706,591	1,906,753
Cash, cash equivalents and restricted cash-end of the year	5,022,704	769,763	4,393,934	2,706,591
Parent Company
Cash flows from operating activities:
Net income (loss) attributable to Noah Holding Limited shareholders	(745,225)	(114,212)	829,151	811,297
Adjustments to reconcile net income to net cash (used in) provided by operating activities:
Share-based compensation				12,127
Income from equity in subsidiaries and VIEs	(978,658)	(149,984)	(770,375)	(747,868)
Income from equity in affiliates, net of dividends	(58,913)	(9,029)	(36,103)	(16,351)
Share-based settlement expense	1,290,811	197,825
Changes in operating assets and liabilities:
Amounts due from subsidiaries and VIEs	356,685	54,664	308,774	(298,384)
Amount due from related parties	(94)	(14)	9,151	(9,835)
Amounts due to subsidiaries and VIEs	56,937	8,726
Other current assets	(31,417)	(4,815)	(9,331)	16,076
Deferred tax assets	1,226	188	786	(644)
Contingent liabilities	530,433	81,292
Other current liabilities	(10,249)	(1,571)	4,341	(3,249)
Other non-current liabilities	908	139	756	(5,391)
Net cash provided by operating activities	412,444	63,209	337,150	(242,222)
Cash flows from investing activities:
Capital return from investments in subsidiaries and VIEs			170,589	294,878
Increase in investments in subsidiaries and VIEs	(43,690)	(6,696)	(78,668)
Capital return from investments in affiliates	101,114	15,496
Increase in investments in affiliates				(103,066)
Proceeds from long-term investments			43,772
Net cash (used in) provided by investing activities	57,424	8,800	135,693	191,812
Cash flows from financing activities:
Proceeds from issuance of ordinary shares upon exercise of stock options	33,372	5,114	31,688	45,894
Payment for repurchase of ordinary shares	(281,610)	(43,158)
Net cash provided by (used in) financing activities	(248,238)	(38,044)	31,688	45,894
Effect of exchange rate changes	(111,190)	(17,040)	43,253	93,266
Net increase in cash and cash equivalents	110,440	16,925	547,784	88,750
Cash, cash equivalents and restricted cash-beginning of the year	1,249,401	191,480	701,617	612,867
Cash, cash equivalents and restricted cash-end of the year	1,359,841	$ 208,405	¥ 1,249,401	¥ 701,617
Supplement disclosure of non-cash investing activities:
Deconsolidation increase in investment	¥ 109,700